Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) TRANCHE $ / shares shares	Dec. 22, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Selling, general, and administrative expense	[1],[2]	$ 3,133		$ 37,507	$ 24,642
Other expense	[2]	308		21,007	3,824
Accounts receivable, allowance for credit loss		1,150	$ 1,150		649
Goodwill, Impairment Loss		0		0	0
Impairments of intangible assets		$ 0		0	$ 0
Number of tranches | TRANCHE			3
Earnout shares vested | shares			3,000,000
Percentage of net cash savings payment to tax receivable agreement			85.00%
Fathom OpCo [Member]
Accounting Policies [Line Items]
Noncontrolling interest, ownership percentage		62.40%	62.40%		62.40%
Noncontrolling interest, ownership percentage by noncontrolling owners		37.60%	37.60%
Altimar II Sponsor, LLC [Member]
Accounting Policies [Line Items]
Shares granted, shares, share-based payment arrangement, forfeited | shares			2,587,500
Number of remaining founder shares cancelled | shares			4,770,000
Class A Common Stock [Member]
Accounting Policies [Line Items]
Common stock issued | shares		50,785,656	50,785,656
Class A Common Stock [Member] | Altimar II Sponsor, LLC [Member]
Accounting Policies [Line Items]
Volume weighted average price | $ / shares			$ 12.50
Earnout shares trading days			20 days
Earnout shares consecutive trading days			30 days
Issuance of share to Sponsor | shares			4,770,000
Sale of Class A Ordinary Shares (in shares) | shares			1,267,500
Class A Common Stock [Member] | First Tranche [Member]
Accounting Policies [Line Items]
Volume weighted average price | $ / shares			$ 12.50
Earnout shares trading days			20 days
Earnout shares consecutive trading days			30 days
Class A Common Stock [Member] | Second Tranche [Member]
Accounting Policies [Line Items]
Volume weighted average price | $ / shares			$ 15.00
Earnout shares trading days			20 days
Earnout shares consecutive trading days			30 days
Class A Common Stock [Member] | Third Tranche [Member]
Accounting Policies [Line Items]
Volume weighted average price | $ / shares			$ 20.00
Earnout shares trading days			20 days
Earnout shares consecutive trading days			30 days
Class A Common Stock [Member] | Fathom Earnout Shares [Member]
Accounting Policies [Line Items]
Common stock issued | shares		9,000,000	9,000,000
Class B Common Stock [Member]
Accounting Policies [Line Items]
Common stock issued | shares		84,294,971	84,294,971
Class B Common Stock [Member] | Altimar II Sponsor, LLC [Member]
Accounting Policies [Line Items]
Issuance of share to Sponsor | shares			8,625,000
Stock issued during period, value			$ 25
Unbilled Revenues [Member]
Accounting Policies [Line Items]
Unbilled Contracts Receivable		$ 0	$ 0		$ 173
Correction of Immaterial Errors [Member]
Accounting Policies [Line Items]
Selling, general, and administrative expense					2,511
Other expense					$ 2,511
Comprehensive income (loss)				$ 512

[1]	Inclusive of $0, $1,723, and $722 of management fees incurred to a related party for the periods ended December 23 — 31, 2021, January 1 — December 22, 2021, and January 1 — December 31 2020, respectively. See Note 17.
[2]	See accompanying notes to the consolidated financial statements.